EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
12.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

		As of December 31,
	Notes	2013	2014

Nanjing Qingda Yongxin Culture Media Co., Ltd. (“Qingda Yongxin”)	(a)	$68	$74
3DiJoy Corp. (“3DiJoy”)	(b)	—	—
Guangzhou Rujia Network Technology Co., Ltd., (“Rujia”)	(c)	2,624	2,428
Shibo Movie	(d)	489	—
Xinghe Union	(e)	370	—

		$3,551	$2,502

(a)	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited (“Jiangsu Qingda”), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy was experiencing financial difficulties in 2012 while it was actively searching for a new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative funding and due to the absence of further shareholders’ support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012, the Group performed an impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Group did not expect to receive any return from this investment and recognized a full impairment of $4,487 in 2012.
(c)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.
(d)	In February 2012, the Group and AirMedia set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and Shibo Movie became a wholly-owned subsidiary of the Group, and the transaction was accounted for by applying the acquisition method (Note 5(b)).
(e)	In March 2012, the Group and AirMedia set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and the 50% equity interest in Xinghe Union was transferred to AirMedia. The Company recorded a gain of $165 on the disposal of Xinghe Union (Note 5(b)).

The aggregated financial information for the equity method investments as of and for the periods presented is summarized as follows:

	As of December 31,
	2013	2014

Total current assets	$7,982	$5,581
Total assets	8,640	5,738
Total current liabilities	1,615	1,313
Total liabilities	$1,640	$1,329

	For the years ended December 31,
	2012	2013	2014

Total net revenue	$3,847	$2,646	$1,752
Loss from operations	$(1,750)	$(1,959)	$(933)